UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                September 30, 2008
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		$95,854

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      433     6345 SH	     SOLE	              6345        0      0
ALICO INC		       COM		016230104      282     5952 SH	     SOLE	              5952        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      508    45700 SH	     SOLE                    45700        0      0
AMGEN INC		       COM		031162100      218     3670 SH	     SOLE	              3670        0      0
AT & T INC		       COM		00206R102      810    28994 SH	     SOLE		     28994        0      0
AUTO DATA PROCESSING	       COM		053015103     1188    27787 SH	     SOLE		     27787        0      0
BANK AMERICA CORP	       COM		060505104     4487   128188 SH 	     SOLE		    128188        0      0
BANK OF NY MELLON CORP	       COM		064058100     1227    37662 SH	     SOLE		     37662        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      973   110074 SH	     SOLE		    110074        0      0
BEST BUY INC		       COM		086516101     1376    36699 SH	     SOLE		     36699        0      0
BP AMOCO PLC		       COM		055622104     2053    40917 SH	     SOLE		     40917        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1509    72392 SH	     SOLE		     72392        0      0
C V S CORP DEL		       COM		126650100     2187    64980 SH	     SOLE		     64980        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1673    33940 SH	     SOLE		     33940        0      0
CHEVRONTEXACO CORP	       COM		166764100     3052    37006 SH	     SOLE		     37006        0      0
CHUBB CORPORATION	       COM		171232101     2157    39296 SH	     SOLE		     39296        0      0
CISCO SYSTEMS INC	       COM		17275R102     2772   122885 SH       SOLE		    122885        0      0
CITIGROUP		       COM		172967101      652    31799 SH	     SOLE		     31799        0      0
CITRIX SYSTEMS INC	       COM		177376100     1113    44075 SH	     SOLE		     44075        0      0
COMMERCIAL METALS CO	       COM		201723103     1002    59352 SH	     SOLE		     59352        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	55    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104     1205    16452 SH	     SOLE		     16452	  0	 0
CORNING INC		       COM		219350105      177    11345 SH	     SOLE		     11345	  0	 0
COVIDIEN LTD		       COM		G2552X108      546    10149 SH	     SOLE		     10149	  0	 0
E M C CORP MASS		       COM		268648102      499    41695 SH	     SOLE		     41695        0      0
EMERSON ELECTRIC CO	       COM		291011104     1992    48846 SH	     SOLE		     48846        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4178    53801 SH	     SOLE		     53801        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2744   107623 SH	     SOLE		    107623        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1357    10600 SH	     SOLE		     10600        0      0
HALLIBURTON COMPANY	       COM		406216101     2611    80608 SH	     SOLE		     80608        0      0
HOME DEPOT INC		       COM		437076102     1996    77082 SH	     SOLE		     77082        0      0
INTEGRATED ENVR TECH LTD       COM              45821F108        4    39123 SH       SOLE                    39123        0      0
INTEL CORP		       COM		458140100     2285   122002 SH       SOLE		    122002        0      0
INTL BUSINESS MACHINES	       COM		459200101      748     6398 SH	     SOLE		      6398        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      637    16150 SH	     SOLE		     16150        0      0
JOHNSON & JOHNSON	       COM		478160104     4518    65213 SH	     SOLE		     65213        0      0
JP MORGAN CHASE & CO	       COM		46625H100     2021    43275 SH	     SOLE		     43275        0      0
KRAFT FOODS INC		       COM		50075N104      884    27002 SH	     SOLE		     27002        0      0
LOWES COMPANIES INC	       COM		548661107      242    10210 SH	     SOLE		     10210        0      0
M D U RESOURCES GROUP INC      COM		552690109      326    11246 SH	     SOLE		     11246        0      0
MCDONALDS CORPORATION	       COM		580135101      396     6412 SH	     SOLE		      6412        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1158    25742 SH	     SOLE		     25742        0      0
METLIFE INC		       COM		59156R108     1180    21064 SH	     SOLE	             21064        0      0
MICROSOFT CORP		       COM		594918104     2925   109584 SH       SOLE		    109584        0      0
NABORS INDS INC		       COM		G6359F103     1454    58350 SH	     SOLE		     58350        0      0
NEOPROBE CORP		       COM		640518106        6    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      348     5750 SH	     SOLE                     5750        0      0
OCCIDENTAL PETE CORP	       COM		674599105      200     2840 SH	     SOLE                     2840        0      0
ORACLE CORPORATION	       COM		68389X105     3340   164455 SH       SOLE		    164455        0      0
PEPSICO INCORPORATED	       COM		713448108     2832    39737 SH	     SOLE		     39737        0      0
PFIZER INCORPORATED	       COM		717081103     2090   113363 SH	     SOLE		    113363        0      0
PNC FINANCIAL SERVICES	       COM		693475105      654     8759 SH	     SOLE		      8759        0      0
PRECISION CASTPARTS CORP       COM		740189105      766     9725 SH	     SOLE		      9725        0      0
PROCTER & GAMBLE CO	       COM		742718109     2779    39871 SH	     SOLE		     39871        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1800   136124 SH	     SOLE	                 0        0 136124
SARA LEE CORP		       COM		803111103      525    41550 SH	     SOLE		     41550        0      0
SCHLUMBERGER LTD	       COM 		806857108      315     4028 SH	     SOLE		      4028	  0      0
SOVEREIGN BANCORP INC	       COM		845905108      148    37574 SH	     SOLE		     37574        0      0
SUPERVALU INC		       COM		868536103      713    32862 SH	     SOLE 		     32862        0      0
SYSCO CORPORATION	       COM		871829107     1044    33870 SH	     SOLE		     33870        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1922    73925 SH	     SOLE		     73925        0      0
THERMO ELECTRON CORP	       COM		883556102     2875    52265 SH	     SOLE		     52265        0      0
TIME WARNER INC		       COM		00184A105      579    44197 SH	     SOLE		     44197        0      0
TYCO INTL LTD NEW	       COM		902124106      488    13923 SH	     SOLE		     13923        0      0
UNITED PARCEL SERVICE B	       COM		911312106      249     3967 SH	     SOLE		      3967        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2029    63229 SH	     SOLE		     63229        0      0
WAL-MART STORES INC	       COM		931142103     2623    43800 SH	     SOLE		     43800        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .1    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1351    47400 SH	     SOLE		     47400        0      0
WELLS FARGO  & CO NEW	       COM		949746101      367     9769 SH	     SOLE		      9769        0      0